Share Capital (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 26, 2017	Feb. 17, 2016
Disclosure of classes of share capital [line items]
Stock option plan, description	The maximum aggregate number of common shares reserved for issuance pursuant to the plan is 10% of the issued and outstanding common shares.
Shares consolidation, description

The 10:1 share consolidation is applied retroactively in the financial statements. Post-consolidation, the Company had 7,921,206 shares issued and outstanding. The shares began trading on a consolidated basis on 1 September 2017.

Mineral Property Options [Member]
Disclosure of classes of share capital [line items]
Common shares, issued				70,833	708,333
Stock Options [Member]
Disclosure of classes of share capital [line items]
Weighted-average remaining life	9 months 10 days	1 year 2 months 15 days	2 years 2 months 15 days
Stock options, expired	200,000	0	196,667
Stock options, forfeited	35,000	0	0
Stock Options, Vested	265,000	500,000	500,000
Warrants [Member]
Disclosure of classes of share capital [line items]
Weighted-average remaining life			6 months 18 days
Warrants weighted-average exercise price			$ .10
Shares [Member]
Disclosure of classes of share capital [line items]
Common shares, issued	7,971,206	7,900,373	7,829,540
Common shares, outstanding	7,971,206	7,900,373